Note 7. Income taxes (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 7. Income Taxes Details Narrative
Income tax expense	$ 72,294	$ 137,000	$ 475,294	$ 123,500	$ 251,000	$ 21,800
Deferred tax asset	264,000		264,000		49,000	135,000
Deferred tax liability	2,201,150		2,201,150		0	0
Net operating loss carry forward					$ 0	$ 6,000